VY T Rowe Price Equity Income Portfolio Annual Fund Operating Expenses - VY T Rowe Price Equity Income Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2026
Class ADV
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	1.21%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	0.61%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	0.86%
Class S2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	1.01%

[1]	Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to waive 0.030% of the management fee through May 1, 2026. Termination or modification of this obligation requires approval by the Portfolio’s Board of Trustees (the “Board”).